Reportable Segments - Schedule of Gross Revenue by Customer (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 28, 2025	Jun. 28, 2025	Jun. 29, 2024	Jun. 29, 2024	Jun. 28, 2025	Jun. 28, 2025	Jun. 29, 2024	Jun. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	$ 251,984	$ 251,984	$ 231,306	$ 231,306	$ 486,030	$ 486,030	$ 443,864	$ 443,864	$ 941,265	$ 857,155	$ 786,778
Public and quasi-public sector
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	149,280			145,212		287,682		277,243	591,916	581,265	503,329
Private sector
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	102,704			86,094		198,348		166,621	349,349	275,890	283,449
INF [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	101,425	101,425	100,845	100,845	202,261	202,261	191,096	191,096	403,241	374,986	395,878
INF [Member] | Public and quasi-public sector
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	73,151			75,628		147,081		142,519	307,421	301,427	312,817
INF [Member] | Private sector
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	28,274			25,217		55,180		48,577	95,820	73,559	83,061
BTS [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	75,455	75,455	63,607	63,607	145,649	145,649	123,582	123,582	255,598	222,804	232,577
BTS [Member] | Public and quasi-public sector
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	18,861			14,806		36,345		29,865	57,753	61,313	61,726
BTS [Member] | Private sector
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	56,594			48,801		109,304		93,717	197,845	161,491	170,851
GEO [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	75,104	$ 75,104	$ 66,854	66,854	$ 138,120	138,120	$ 129,186	129,186	282,426	259,365	158,323
GEO [Member] | Public and quasi-public sector
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	57,268			54,778		104,256		104,859	226,742	218,525	128,786
GEO [Member] | Private sector
Segment Reporting, Revenue Reconciling Item [Line Items]
Total gross revenues	$ 17,836			$ 12,076		$ 33,864		$ 24,327	$ 55,684	$ 40,840	$ 29,537